Share-based Compensation (Schedule of Nonvested Shares Granted) (Details) (Nonvested shares [Member], USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Nonvested shares [Member]
Number of nonvested shares
Outstanding at beginning of period	8,772,238		8,184,251		11,133,594
Granted	5,148,971		4,845,877		3,255,976
Vested	(3,038,327)		(3,136,471)		(5,824,709)
Forfeited	(812,088)		(1,121,419)		(380,610)
Outstanding at end of period	10,070,794		8,772,238		8,184,251
Vested and to be transferred to grantees	18,416,568
Vested and expect to vest	27,188,805
Weighted average fair value per nonvested share at the grant date
Outstanding at beginning of period	$ 8.38	[1]
Granted	$ 32.02	[1]	$ 12.03	[1]	$ 7.76	[1]
Vested	$ 23.55	[1]	$ 2.32	[1]	$ 1.28	[1]
Forfeited	$ 13.92	[1]	$ 7.34	[1]	$ 1.58	[1]
Outstanding at end of period	$ 15.44	[1]	$ 8.38	[1]

[1]	The fair value of the underlying ordinary shares is the same as the fair value of the nonvested shares when calculating the weighted average fair value per nonvested share at the grant date.